SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Advance To Suppliers Net
Balance as of the beginning of year		$ 269,740
Additions charged to credit losses	942,626
Effect of disposal subsidiaries		(269,740)
Translation adjustments	26,210
Balance as of the end of year	$ 968,836